Stock Option Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2001	Jan. 02, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	$ 932,000	$ 304,000	$ 0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	1,300,000
Total compensation cost not yet recognized, period for recognition, weighted average	2 years 3 months 18 days
Intrinsic value of options outstanding and exercisable	5,900,000
Stock options exercisable, intrinsic value	716,000	183,000	0
Stock options outstanding, intrinsic value	$ 0
Stock options exercised, paid with stock	6,185
Stock options exercisable, weighted average remaining contractual life	4 years
2006 Employee Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	1,000,000
Requisite service period under stock option plan	1 year
Award vesting period under stock option plan	4 years
Period from grant date to expiration under stock option plan	10 years
2006 Employee Stock Option Plan [Member] | Qualified Incentive Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%
2001 Directors' Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan				343,100
2011 Directors' Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan					200,000
2011 Directors' Stock Option Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%